Fair Value Measurements - Additional Information (Detail)	Dec. 31, 2020	Mar. 31, 2020	Apr. 01, 2019
Foreign bonds [Member] | Japanese bonds [member]
Statement [Line Items]
Percentage of total investment in bonds	25.00%	20.00%	17.00%
Foreign bonds [Member] | US European and other bonds [Member]
Statement [Line Items]
Percentage of total investment in bonds	75.00%	80.00%	83.00%
Other equity securities [member] | Listed stocks on the Japanese stock markets [Member]
Statement [Line Items]
Percentage of total investment in stocks	88.00%	90.00%	92.00%